Fair Value of Financial Instruments (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Assets
Cash	$ 38,669	$ 35,414	$ 95,930	$ 102,599
Liabilities
Convertible note payable, net of discounts	$ 178,368	$ 64,606		$ 14,879
Notes payable, related parties
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Cash	$ 38,669	$ 35,414		$ 102,599
Total assets	38,669	35,414		$ 102,599
Liabilities
Convertible note payable, net of discounts
Total liabilities
Net assets and liabilities	38,669	35,414		$ 102,599
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Cash
Total assets
Liabilities
Convertible note payable, net of discounts	178,368	64,606		$ 14,879
Notes payable, related parties	30,000	30,000
Total liabilities	208,368	94,606		14,879
Net assets and liabilities	$ (208,368)	$ (94,606)		$ (14,879)
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Cash
Total assets
Liabilities
Convertible note payable, net of discounts
Notes payable, related parties
Total liabilities
Net assets and liabilities